KEY SOURCES OF JUDGEMENTS AND ESTIMATION UNCERTAINTY	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Notes and other explanatory information [abstract]
KEY SOURCES OF JUDGEMENTS AND ESTIMATION UNCERTAINTY

4 KEY SOURCES OF JUDGEMENTS AND ESTIMATION UNCERTAINTY

In preparing these unaudited interim condensed consolidated financial statements, the Group’s key sources of judgements and estimation uncertainty are the same as those applied to the audited combined financial statements as at and for the year ended 31 March 2024, with the exception of the below following the issuance of warrants:

Warrants

In the process of classifying warrants, management has made various judgments. Judgment is needed to determine whether a warrant on initial recognition is classified as a financial liability or an equity instrument in accordance with the substance of the contractual arrangement and the definitions of a financial liability and an equity instrument. In making its judgment, management considered the detailed criteria and related guidance for the classification of financial instruments as set out in IAS 32.

The warrants are classified as an equity instrument on the basis that the warrants do not include contractual obligation to deliver cash to the warrant holder, and the warrants meet the fixed-for-fixed condition by preserving the relative economic interests of the warrant holder and the Company’s shareholders.

4 KEY SOURCES OF JUDGEMENTS AND ESTIMATION UNCERTAINTY

In the application of the Group’s accounting policies, which are described in note 3, the management is required to make judgements, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an on-going basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Judgements

In the process of applying the Group’s accounting policies, management has made the following judgements which have the most significant effect on the amounts recognized in the combined financial statements:

Functional currency

The Company’s revenue contracts, operating expenses and borrowing are primarily in USD, and are expected to remain principally denominated in USD in the future. Management has determined USD as the Company’s functional currency and presented the combined financial statements in USD to meet the requirements of users.

Financial instruments

In the process of classifying a financial instrument, management has made various judgments. Judgment is needed to determine whether a financial instrument, or its component parts, on initial recognition is classified as a financial liability, a financial asset or an equity instrument in accordance with the substance of the contractual arrangement and the definitions of a financial liability, a financial asset and an equity instrument. In making its judgment, management considered the detailed criteria and related guidance for the classification of financial instruments as set out in IFRS 9, in particular, whether the instrument includes a contractual obligation to deliver cash or another financial asset to another entity.

Segmental reporting

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (the “CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Group’s management is considered the Group’s CODM. The CODM reviews financial information presented on a combined basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. While the Group has revenue from multiple services and geographies, the financial position, performance and cashflow of the Group are considered by the CODM on a combined basis, so discrete financial information is not available for each such component. The overall financial performance of the Group is also considered as a whole.

As such, the Group has determined that it operates as one operating segment and one reportable segment. The Group will continue to assess the operating segments reviewed by the CODM and the associated reportable segments per IAS 8.

Estimation uncertainties

The key assumptions concerning the future, and other key sources of estimation uncertainty at the reporting date, that may have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are discussed below:

Fair value measurement of financial instruments

At the end of each reporting period, certain of the Group’s financial liabilities, including preferred shares and convertible loan notes, are measured at fair value with fair value being determined based on significant unobservable inputs using valuation techniques. Judgement and estimation are required in establishing the relevant valuation techniques and the relevant inputs thereof. Changes in assumptions relating to these factors could result in material adjustments to the fair value of these instruments.

Provision of ECL for trade receivables

Trade receivables with significant balances and credit-impaired are assessed for ECL individually. In addition, for trade receivables which are individually insignificant or when the Group does not have reasonable and supportable information that is available without undue cost or effort to measure ECL on individual basis, collective assessment is performed by grouping debtors based on the Group’s internal credit ratings.

The provision of ECL is sensitive to changes in estimates.

Income taxes

The Group is subject to income taxes in several jurisdictions. Significant estimates are required in determining the provision for income taxes. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the current and deferred tax exposure in the period in which such determination is made.

Share-based payment expenses – share options awards

The fair value of the share option awards granted that is determined at the date of grant of the respective share options is expensed over the vesting period, with a corresponding adjustment to the Group’s share option reserve. In assessing the fair value of the share option award, discounted cash flows and the equity allocation model were used to calculate the fair value of the share options. The discounted cash flows and the equity allocation model require the input of subjective assumptions, including discount rate, volatility of the Company’s ordinary shares and the expected life of options. Any changes in these assumptions can significantly affect the estimate of the fair value of the share option awards.

Discount rate used for initial measurement of lease liability

The Group, as a lessee, measures the lease liability at the present value of the unpaid lease payments at the commencement date. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be readily determined. If that rate cannot be readily determined, the Group on initial recognition of the lease uses its incremental borrowing rate. Incremental borrowing rate is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use assets in similar economic environment.